NOTES PAYABLE - CONVERTIBLE PROMISSORY NOTES	9 Months Ended
Jul. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

7. NOTES PAYABLE - CONVERTIBLE PROMISSORY NOTES

Convertible Promissory Notes

We refer to all Convertible Promissory Notes as “Bridge Notes”.

The Bridge Notes are convertible into shares of the Company’s common stock at a fixed exercise price. For every dollar invested in our Bridge Notes, each Investor received warrant coverage ranging from approximately 23% to 75%, subject to adjustments upon the occurrence of certain events as more particularly described below and in the form of Warrant. As of July 31, 2012, substantially all of the Bridge Warrants have an exercise price of $0.15 per share. The Bridge Notes may be prepaid in whole or in part at the option of the Company without penalty at any time prior to the Maturity Date. The warrants may be exercised on a cashless basis under certain circumstances.

During the three months ended July 31, 2012, the Company entered into an exchange agreement with an accredited investor in which the investor exchanged a convertible promissory note in the aggregate principal amount of $50,000 for (i) an aggregate of approximately 583,000 shares of our common stock and (ii) a warrant to purchase up to 20,834 shares of common stock at an exercise price of $0.15 per share. The warrant expires in October 2015. The Company recorded noncash expense of approximately $24,000 to the loss on note retirement account resulting from this exchange for the three months ended July 31, 2012.

During the nine months ended July 31, 2012, the Company entered into an exchange agreement with an accredited investor in which the investor exchanged a convertible promissory note in the aggregate principal amount of $300,000 for (i) a convertible promissory note in the aggregate principal amount $352,941 and in substantially the same form as the existing note except with a maturity date of June 30, 2012 and (ii) a warrant to purchase up to 2,352,940 shares of common stock at an exercise price of $0.15 per share. The warrants expire in February 2015. The Company recorded noncash expense of approximately $247,000 to the loss on note retirement account resulting from this exchange for the nine months ended July 31, 2012.

During the nine months ended July 31, 2012, the Company paid approximately $53,000 in principal on its Bridge Notes. In addition, the Company converted approximately $169,000 of principal on these Bridge Notes into 1,126,667 shares of the Company’s common stock at a conversion price of $0.15 per share. The Company recorded noncash expense of approximately $27,000 to the loss on note retirement account resulting from these conversions for the nine months ended July 31, 2012.

As of July 31, 2012, the Company had approximately $536,000 in principal outstanding on its junior subordinated convertible promissory notes with Original Issue Discount (“OID”) amounts ranging from 10% to 15% and with maturity dates ranging from October 19, 2011 to June 30, 2012.

Rodman 2011 Financings

During the months of May, October and December 2011, the Company entered into various Note Purchase agreements with accredited investors including Thomas A. Moore, our Chairman and Chief Executive Officer, and Mark J. Rosenblum, our Chief Financial Officer. Mr. Rosenblum acquired a note in the principal amount of approximately $59,000 for an aggregate purchase price of $50,000. Mr. Moore acquired his note in exchange for the cancellation of $400,000 of outstanding indebtedness owed by us to Mr. Moore. The Company issued $10.6 million of our convertible promissory notes for an aggregate purchase price of approximately $9.0 million in the private placement. In connection with these financings, the Company issued 38,784,491warrants to purchase shares of the Company’s common stock at a conversion price equal to $0.15 per share.

Effective May 14, 2012,the Company entered into exchange agreements with certain holders of an aggregate of approximately $4.5 million of the outstanding principal amount of certain convertible promissory notes of the Company, pursuant to which such holders received an aggregate of approximately 52.2 million shares of Common Stock and warrants to purchase an aggregate of approximately 5.8 million shares of Common Stock in exchange for surrendering or converting the Existing Notes and surrendering warrants to purchase an aggregate of approximately 31.3 million shares of Common Stock originally issued in the Prior Offerings.

The Exchange Agreements also provides that, for three months from the date of the Exchange Agreements, if the Company offers, issues, or agrees to issue any of its securities, other than Exempt Issuances (as defined in the Exchange Agreements), at an effective price per share less than the Base Share Price (as defined in the Exchange Agreements), then the Company shall issue additional shares of Common Stock to each Existing Investor in accordance with the formula set forth in the Exchange Agreements.

The Company accounted for the exchange as an extinguishment of a liability and recorded a noncash expense of approximately $1.5 million to the loss on note retirement account resulting from this exchange for the three months ended July 31, 2012.

The remaining holders (who did not participate in the above exchange agreements) of an aggregate of approximately $249,000 in principal related to the convertible promissory notes entered into Amendment, Consent and Waiver Agreements with our company, pursuant to which such holders agreed to amend the note purchase agreements between our company and such holders to terminate (i) such holders’ right to participate in any proposed or intended issuance or sale or exchange of our securities, and (ii) the prohibition on our ability to effect, or enter into an agreement to effect, any issuance of our securities for cash consideration involving a variable rate transaction.

In addition to the exchange discussed above, during the nine months ended July 31, 2012, the Company converted approximately $4,017,000 into 26,780,392 shares of the Company’s common stock at a conversion price of $0.15.

Rodman 2012 Financings

Effective May 14, 2012, we entered into a Note Purchase Agreement with certain accredited investors, whereby the investors acquired approximately $953,333 of our convertible promissory notes for an aggregate purchase price of approximately $715,000 in cash which represented an original issue discount of 25%. The May 2012 Notes are convertible into shares of our common stock at $0.15 per share. Additionally, each investor received a warrant to purchase such number of shares of our common stock equal to 50% of such number of shares of our common stock issuable upon conversion of the May 2012 Notes at an exercise price of $0.15 per share. The Notes and Warrants also provide that on December 1, 2012, solely to the extent the conversion price of the Notes or the exercise price of the Warrants, as applicable, is less than the “Market Price” (as defined in the Notes or the Warrants, as applicable), such conversion price or exercise price, as applicable, shall be reduced to such Market Price. The May 2012 Notes mature on May 18, 2013. We may redeem the May 2012 Notes under certain circumstances. The May 2012 Warrants are exercisable at any time on or before May 18, 2017. The May 2012 Warrants may be exercised on a cashless basis under certain circumstances and expire on May 18, 2017.

The Company elected to apply the fair-value option to account for the May 2012 notes and have recorded the May 2012 Notes at a fair value of $454,680 upon issuance. Unrealized losses on the mark-to-market of the notes which amounted to $18,190 for the period from the date of issuance or May, 14, 2012 through July 31, 2012 were recognized as a noncash expense.

In addition, as a result of the reset provisions discussed above, the warrants which have been recorded at a fair value of $291,400 on May 14, 2012 are being reflected as a warrant liability as of the date of issuance. As of July 31, 2012, the warrant liability amounted to $222,467 which resulted in a noncash income of approximately $69,000 for the three months ended July 31, 2012.

Rodman & Renshaw, LLC acted as the exclusive placement agent in connection with the May 2012 offering and received compensation of a cash placement fee equal to 7% of the aggregate purchase price paid by investors (Rodman raised $400,000 of the total purchase price of $715,000) in the May 2012 offering amounting to$28,000 and warrants to purchase 355,556 shares of our common stock, which warrants are exercisable at $0.15 per share and shall expire on May 18, 2017.

July 2012 Note

On July 21, 2012, we received $250,000 from an accredited investor in return for issuing a promissory note in the principal amount of $250,000, which bears interest at 33% per annum, compounded annually and matures on December 31, 2012. We may not redeem this Note without the written consent of the investor.

We refer to all convertible promissory notes with a maturity date less than one year collectively as “Short-term Convertible Promissory Notes.”

Short-term Convertible Promissory Notes – Principal Value – Issued	$18,225,036
Principal payments on Bridge Notes	(2,124,851)
Short-term Convertible Promissory Note Conversions	(9,890,228)
May, October and December 2011 Debt for Equity Exchanges	(4,114,176)
Bridge Note Exchanges	4,712
Original Issue Discount, net of accreted interest	(26,525)
Fair Value of Attached Warrants at issuance	(5,805,580)
Fair Value of Embedded Derivatives at issuance	(6,034,500)
Accreted interest on embedded derivative and warrant liabilities	11,097,689
Adjustments to fair value – May 2012 Notes	(248,142)

Convertible Notes- as of July 31, 2012	$1,083,435
Embedded Derivatives Liability at July 31, 2012	2,136
Notes Payable – convertible promissory notes and fair value of embedded derivative	$1,085,571

Long-term Convertible Promissory Notes

On April 28, 2011, Advaxis, Inc. issued and sold to an accredited investor convertible promissory notes of the Company in the aggregate principal amount of $660,000 to JMJ Financial for cash. The notes bear interest in the form of a one-time interest charge of 8%. and mature onApril 28, 2014. The notes are convertible, in whole or in part, into shares of the Company’s common stock, at a per share conversion price equal to 80% of the average of the two lowest trade prices for the Common Stock in the 20 trading days previous to the effective date of each such conversion, subject to a conversion floor of $0.15.

The Company elected to apply the fair-value option to account for these notes and have recorded the notes at a fair value of approximately $820,000 upon issuance. Unrealized gains on the mark-to-market of the notes which amounted to approximately $17,000 and $186,000 for the three and nine months ended July 31, 2012, respectively, were recognized as a noncash income.

In November and December, 2011, the Company converted $500,000 into 3,600,000 shares of common stock. As a result, the Company recorded a noncash income of approximately $36,000 related to the conversion of these notes to equity.

On May 8, 2012, the Company entered into a Settlement Agreement (the “ Settlement Agreement ”) with JMJ Financial which provides for (i) an additional borrowing by the Company of $500,000 from JMJ Financial on the principal amount outstanding under one of the notes issued by JMJ to the Company in April 2011, (ii) the cancellation of all of the outstanding notes issued by JMJ to the Company in April 2011, (iii) the cancellation of all of the outstanding notes issued by the Company to JMJ in April 2011, other than the portion of such notes for which JMJ has paid cash to the Company, (iv) a mutual release of any claims held by the Company or JMJ relating to an outstanding dispute and (v) the issuance by the Company of 4,000,000 newly issued shares of the Company’s common stock (the “ Settlement Shares ”) to JMJ as consideration for the cancellation of the notes and the release. As a result of the Settlement Agreement, no further payments will be made by either the Company or JMJ under the notes issued by each party in April 2011. The Company recorded noncash expense of approximately $805,000 for the issuance of the Settlement Shares to JMJ under the Settlement Agreement and recognition of a beneficial conversion feature, resulting from the issuance of shares.

The Company elected to apply the fair-value option to account for the note and has recorded the note at a fair value of approximately $324,000 upon issuance. Unrealized gains on the mark-to-market of the note which amounted to $75,000 for the three months ended July 31, 2012 was recognized as a noncash income.

During the three months ended July 31, 2012, the Company converted all of the notes outstanding totaling $660,000 into 4,725,927 shares of the Company’s common stock.. The Company recorded noncash income of approximately $250,000 upon conversion.